UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/16

Item 1. Proxy Voting Records.

Franklin Conservative Allocation Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Corefolio Allocation Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Founding Funds Allocation Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Growth Allocation Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Moderate Allocation Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LifeSmart Retirement Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LifeSmart 2020 Retirement Target Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LifeSmart 2025 Retirement Target Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LifeSmart 2030 Retirement Target Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LifeSmart 2035 Retirement Target Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LifeSmart 2040 Retirement Target Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LifeSmart 2045 Retirement Target Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LifeSmart 2050 Retirement Target Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LifeSmart 2055 Retirement Target Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Multi-Asset Real Return Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period. Effective March 1, 2016 this fund was liquidated.

Franklin Payout 2017 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Payout 2018 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Payout 2019 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Payout 2020 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Payout 2021 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin NextStep Conservative Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin NextStep Growth Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin NextStep Moderate Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Fund Allocator Series

By (Signature and Title)* /s/LAURA F. FERGERSON

Laura F. Fergerson,

Chief Executive Officer – Finance and Administration

Date August 29, 2016

* Print the name and title of each signing officer under his or her signature.